Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements Of Operations
Revenues
Expenses
Research and development expenses	26,775	127,067	77,095	579,202	709,009	561,671
General and administrative expenses	559,288	134,488	794,124	272,558	620,835	777,499
Total operating expenses	586,063	261,555	871,219	851,760	1,329,844	1,339,170
Interest expense on convertible notes	281,285		462,679		55,912	7,812
Net loss	$ (867,348)	$ (261,555)	$ (1,333,898)	$ (851,760)	$ (1,385,756)	$ (1,346,982)
Loss per common share - basic and diluted	$ (0.009)	$ (0.004)	$ (0.016)	$ (0.012)	$ (0.019)	$ (0.019)
Weighted average common shares outstanding - basic and diluted	100,654,206	71,152,641	85,985,247	71,142,970	71,148,163	71,790,615